CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Weighted average shares outstanding, basic and diluted (in shares)	[1]	33,146,593	24,984,300	24,984,300
Revenues:
Total revenues		$ 334,697	$ 431,404	$ 116,586
Cost of revenues:
Total cost of revenues		340,174	413,971	113,058
Gross profit (loss)		(5,477)	17,433	3,528
Operating expenses:
Selling and marketing		14,364	24,077	10,698
Research and development		3,357	4,419	3,982
General and administrative		36,145	23,012	14,971
Impairment of goodwill		74,091	0	0
Total operating expenses		127,957	51,508	29,651
Loss from operations		(133,434)	(34,075)	(26,123)
Other income (expenses)		840	(812)	387
Fair value change of contingent consideration		65,594	(49,503)	(1,480)
Interest income		69	575	902
Interest expenses		(4,057)	(4,261)	(3,068)
Loss before provision of income tax and noncontrolling interest		(70,988)	(88,076)	(29,382)
Income tax (expenses) benefit		1,920	(862)	(1,158)
Loss from continuing operations		(69,068)	(88,938)	(30,540)
Discontinued operations:
Income (loss) from discontinued operations, net of income taxes of $nil and $nil for the years ended December 31, 2017 and 2018			(594)	1,845
Net loss		(69,068)	(89,532)	(28,695)
Net loss attributable to the noncontrolling interest		(22,952)	(317)	(76)
Net loss from continuing operations attributable to Kaixin Auto Holdings' shareholders		(46,116)	(88,621)	(30,464)
Net income (loss) from discontinued operations attributable to Kaixin Auto Holdings' shareholders			(594)	1,845
Net loss attributable to Kaixin Auto Holdings' shareholders		$ (46,116)	$ (89,215)	$ (28,619)
Weighted average number of ordinary shares outstanding used in computing net loss per ordinary share - basic and diluted	[1]	33,146,593	24,984,300	24,984,300
Net income (loss) per share attributable to Kaixin Auto Holdings' shareholders - basic and diluted:
Loss per share from continuing operations	[1]		$ (3.56)	$ (1.22)
Income (loss) per share from discontinued operations	[1]		(0.02)	0.07
Net loss per share attributable to Kaixin Auto Holdings' shareholders - basic and diluted	[1]	$ (1.39)	$ (3.58)	$ (1.15)
Automobile sales
Revenues:
Total revenues		$ 332,634	$ 420,005	$ 88,227
Cost of revenues:
Total cost of revenues		338,016	399,274	85,050
Financing income
Revenues:
Total revenues			2,317	26,426
Cost of revenues:
Total cost of revenues			3,327	15,259
Others
Revenues:
Total revenues		2,063	9,082	1,933
Cost of revenues:
Total cost of revenues			429	32
Provision for financing receivable
Cost of revenues:
Total cost of revenues		$ 2,158	$ 10,941	$ 12,717

[1]	Share and per share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1(a)